Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Capitalized Lease Rights at Cost
Capitalized lease rights, at cost as of December 31, 2016 and 2015, are as follows:

(in US$ millions)	2016	2015
Land lease rights	31.4	32.1
Jetty lease rights	7.7	7.9
At cost	39.1	40.0
Accumulated amortization	(5.7)	(4.8)
Net intangibles assets	33.4	35.2